Distributions Made	12 Months Ended
Dec. 31, 2017
Royal Dutch Shell Dividend Access Trust [Member]
Statements [Line Items]
Distributions Made

6 DISTRIBUTIONS MADE

Distributions are made to the B shareholders of the Company in accordance with the Trust Deed. See Note 23 to the Consolidated Financial Statements for information about dividends per share. Any wire transfers that are not completed are replaced by cheques.